Trade and other receivables - Summary of trade and other current receivables (Details) - RUB (₽) ₽ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Trade and other receivables
Trade receivables	₽ 54,395	₽ 52,462
Taxes receivable	9	2,647
Receivables from shareholders	50
Other receivables	7,738	2,799
Total trade and other receivables	₽ 62,192	₽ 57,908